Investments in Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2016
HopFed [Member]
Summary of Balance Sheets

Condensed Balance Sheets:
	2016	2015
Assets:
Cash	$1,084	2,087
Investment in subsidiary	95,242	95,804
Prepaid expenses and other assets	804	490

Total assets	97,130	98,381

Liabilities and equity
Liabilities
Dividend payable - common	288	287
Interest payable	101	89
Other liabilities	3	65
Subordinated debentures	10,310	10,310

Total liabilities	10,702	10,751

Equity:
Preferred stock	—	—
Common stock	80	79
Additional paid-capital	58,660	58,604
Retained earnings	49,035	47,124
Treasury stock - common stock	(15,347)	(13,471)
Unearned ESOP shares	(6,548)	(7,180)
Accumulated other comprehensive income	548	2,474

Total equity	86,428	87,630

Total liabilities and equity	$97,130	98,381

Summary of Condensed Statements of Income

Condensed Statements of Income:

	2016	2015	2014
Interest and dividend income:
Dividend income from subsidiary Bank	$2,000	12,100	2,600

Total interest and dividend income	2,000	12,100	2,600

Interest expense	388	740	737
Non-interest expenses	391	541	546

Total expenses	779	1,281	1,283

Income before income taxes and equity in undistributed earnings of subsidiary	1,221	10,819	1,317
Income tax benefits	(319)	(529)	(459)

Income before equity in undistributed earnings of subsidiary	1,540	11,348	1,776
Equity in (distribution in excess of) earnings of subsidiary	1,364	(8,944)	423

Income available to common shareholders	$2,904	2,404	2,199

Equity Method Investments [Member]
Summary of Balance Sheets

Summary Balance Sheets

	December 31,	December 31,
	2016	2015
Asset – investment in subordinated debentures issued by HopFed Bancorp, Inc.	$10,310	10,310

Liabilities	$—	—
Stockholders’ equity:
Trust preferred securities	10,000	10,000
Common stock (100% owned by HopFed Bancorp, Inc.)	310	310

Total stockholder’s equity	10,310	10,310

Total liabilities and stockholder’s equity	$10,310	10,310

Summary of Condensed Statements of Income	Summary Statements of Income

	Years Ended December. 31,
	2016	2015
Income – interest income from subordinated debentures issued by HopFed Bancorp, Inc.	$400	354

Net income	$400	354

Summary Statement of Stockholders' Equity

Summary Statements of Stockholder’s Equity

	Trust			Total
	Preferred	Common	Retained	Stockholder’s
	Securities	Stock	Earnings	Equity
Beginning balances, January 1, 2016	$10,000	310	—	10,310
Retained earnings:
Net income	—	—	400	400
Dividends:
Trust preferred securities	—	—	(388)	(388)
Common dividends paid to HopFed Bancorp, Inc.	—	—	(12)	(12)

Total retained earnings	—	—	—	—

Ending balances, December 31, 2016	$10,000	310	—	10,310